CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
	2019	2018
Cash and cash equivalents
Cash and Banks	1,718	2,889
Time deposits	703	7,620
Mutual funds	23,161	92
Total cash and cash equivalents	25,582	10,601
Investments
Current
Government bonds at fair value	297	1,119
Government bonds at amortized cost	132	798
Mutual funds	63	2
Other investments at amortized cost	—	190
Allowance for credit risk (*)	(63)	—
Total current investments	429	2,109
Non- current
Government bonds at amortized cost	1,976	7,119
Investments in associates (**)	1,125	1,487
2003 Telecommunications Fund	1	1
Allowance for credit risk (*)	(979)	—
	2,123	8,607
Total non-current investments	2,552	10,716

(*) Constituted following the expected credit losses parameters provided by IFRS 9 as a consequence of a significant increase in these financial instruments' credit risk.

(**) Information on Investments in associates is detailed below:

Schedule of information of investments in associates (*)

			Percentage of capital
			stock owned and	Valuation as of	Valuation as of
Companies	Main activity	Country	voting rights	12.31.2019	12.31.2018
Ver T.V. S.A. (1)	Cable television station	Argentina	49.00	622	909
Teledifusora San Miguel Arcángel S.A. (1) (2) (3)	Cable television station	Argentina	50.10	252	349
La Capital Cable S.A. (2)	Closed-circuit television	Argentina	50.00	245	220
Other minor investments in associates at equity method, net of the allowance for impairment				6	9
Total				1,125	1,487

(1)	Data about the issuer arise from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS.

Schedule of earnings information in associates

	Years ended December 31,
	2019	2018	2017
Ver T.V. S.A.	(164)	218	380
Teledifusora San Miguel Arcángel S.A.	(43)	111	105
La Capital Cable S.A.	20	34	58
Total	(187)	363	543

Summary of movements in the allowance of credit risk

Movements in the allowance of current credit risk are as follows:

	December 31,
	2019	2018
At the beginning of the fiscal year	—	—
Additions – Other financial results, net	(1,140)	—
Uses (includes RECPAM)	1,077	—
At the end of the year	(63)	—

Movements in the allowance of non-current credit risk are as follows:

	December 31,
	2019	2018
At the beginning of the fiscal year	—	—
Additions – Other financial results, net	(1,429)	—
Uses (include RECPAM)	450
At the end of the year	(979)	—

Schedule of changes in assets/liabilities components

	December 31,
	2019	2018	2017
Net decrease (increase ) in assets
Trade receivables	3,262	(6,295)	(624)
Other receivables	113	(1,375)	(1,133)
Inventories	465	(17)	46
	3,840	(7,687)	(1,711)
Net increase (decrease) in liabilities
Trade payables	(16,964)	(12,041)	559
Salaries and social security payables	1,273	435	557
Taxes payables	984	(3,123)	(2,192)
Other liabilities and provisions	(4,149)	(3,583)	(1,132)
	(18,856)	(18,312)	(2,208)

Schedule of main financing activities components

Bank overdrafts	8,025	3,348	—
Notes	22,521	—	—
Bank and other financial entities loans	26,974	39,371	1,891
Loans for purchase of equipment	987	—	—
Companies under section 33 - Law No. 19,550 and related parties	—	—	54
Total financial debt proceeds	58,507	42,719	1,945
Notes	—	(6,007)	—
Bank and other financial entities loans	(33,445)	(515)	(2,495)
Loans for purchase of equipment	(3,058)	(419)	—
Companies under section 33 - Law No. 19,550 and related parties	—	—	(2)
Total payment of debt	(36,503)	(6,941)	(2,497)
Bank overdrafts	(970)	(145)	—
Notes - Interests and related expenses	(1,129)	(2,322)	—
Bank and other financial entities loans - Interests and related expenses	(7,124)	(3,673)	(1,944)
By NDF, purchase of equipment and others	1,330	411	(41)
Companies under section 33 - Law No. 19,550 and related parties	—	—	(2)
Total payment of interest and related expenses	(7,893)	(5,729)	(1,987)

Schedule of main non-cash operating transactions

	December 31,
	2019	2018	2017
PP&E and intangible assets acquisition financed with accounts payable	16,384	13,887	—
	16,384	13,887	—

Summary of cash dividends from the Company, its subsidiaries and associates companies

Brief information on dividends of the Company and its subsidiaries is provided below:

			Distributed amount				Amount paid in
					Current currency		current currency
			Currency of the		as of December 31,		as of December
Year	Company	Distribution month	transaction date		2019	Payment month	31, 2019
2019	Telecom	April 2019		6,300	8,666	May 2019	8,133
	Telecom	August 2019		7,045	8,334	August 2019	8,334
	Telecom	October 2019	(1)	17,387	18,806	October 2019	18,806
	Núcleo	April 2019		197	262	May 2019	255
				30,929	36,068		35,528
2018	Telecom	December 2017		—	—	January 2018	9,098
	Telecom	January 2018	(2)	13,007	29,020	February 2018	28,338
	Telecom	January 2018		6,866	15,320	March 2018	14,624
	Núcleo	April 2018		135	280	March 2018	279
				20,008	44,620		52,339
2017	Cablevisión	December 2017	(3)	4,078	9,263	January 2018	—
	Cablevisión	March 2017		800	2,130	April 2017	2,076
	Cablevisión	March 2017		800	2,130	September 2017	1,928
	CV Berazategui	April 2017		6	10	April 2017	10
				5,684	13,533		4,014

(1)        The General Ordinary Shareholders’ Meeting held on October 10, 2019 resolved to distribute US$300 million in cash dividends to be paid in US dollars (freely available) equivalent to $17,387 according to the exchange rate of BCRA Com “A” 3,500 issued on October 9, 2019 ($57.9).

(2)        Includes $5,641 and $4,503 of anticipated cash dividends pursuant to Section 224, 2nd paragraph of the LGS related to the net income (liquid and realized) of the period January 1st, 2017 and September 30, 2017 arising from the Telecom Argentina’s and Cablevision’s stand-alone basis financial statements as of September 30, 2017, respectively, that were subsequently ratified by the General Ordinary Shareholders’ Meeting held on April 25, 2018.

(3)        On January 8, 2018, Telecom, as the continuing Company of Cablevisión, cancelled the dividends stated by Cablevisión on December 18, 2017.

Cash dividends from associates companies

Brief information on dividends of the associates companies is provided below:

		Dividends Collected
			Current currency
		Currency of the	as of December 31,
Year	Company	transaction date	2019
2019	Ver TV	97	126
	TSMA	41	53
	La Capital Cable	5	6
		143	185
2018	Ver TV	18	41
	TSMA	8	17
	La Capital Cable	15	28
		41	86
2017	Ver TV	70	151
	TSMA	19	54
	La Capital Cable	10	24
		99	229

Schedule of additional information required by IAS 7

				Exchange
				differences
	Balances			and currency	Balances
	as of			translation	as of
	December 31,	Cash		adjustments and	December 31,
	2018	Flows	Accrued interests	Others	2019
Bank overdrafts	3,501	8,024	—	(1,815)	9,710
Bank and other financial entities loans – principal	72,618	(6,472)	—	4,348	70,494
Notes - principal	24,731	19,464	—	(3,670)	40,525
NDF	154	(878)	—	1,099	375
Loans for purchase of equipment	3,198	987	—	5	4,190
Accrued interests and related expenses	17,810	(9,342)	11,098	7,136	26,702
Total current and non-current financial debt (Note 14)	122,012	11,783	11,098	7,103	151,996

					Exchange
					differences
	Balances				and currency	Balances
	as of				translation	as of
	December 31,	Incorporation by	Cash		adjustments and	December 31,
	2017	merger	Flows	Accrued interests	Others	2018
Bank overdrafts	—	306	3,348	—	(153)	3,501
Bank and other financial entities loans – principal	442	18,610	38,856	—	14,710	72,618
Notes – principal	16,942	4,901	(6,007)	—	8,895	24,731
NDF	—	39	(68)	183	—	154
Loans for purchase of equipment	2,989	—	(394)	54	549	3,198
Companies under section 33 - Law No. 19,550 and related parties	9	—	—	—	(9)	—
Accrued interests and related expenses	4,246	3,995	(6,307)	6,761	9,115	17,810
Total current and non-current financial debt (Note 14)	24,628	27,851	29,428	6,998	33,107	122,012